Loss on Foreign Currency Exchange	12 Months Ended
Mar. 31, 2023
Loss on Foreign Currency Exchange [Abstract]
Loss on foreign currency exchange

15. Loss on foreign currency exchange

Loss on foreign currency exchange consists of the following:

	Year ended March 31,
	2021	2022	2023	2023
	(INR)	(INR)	(INR)	(US$)
	(In million)
Unrealized loss/ (gain) on foreign currency loans	(12)	1	26	0.3
Realized (gain) loss on foreign currency loans	13	-	-	-
Realized loss/ (gain) on derivative instruments	(1)	(4,886)	-	-
Other loss on foreign currency exchange	7	4,852	131	1.6
Total	7	(33)	157	1.9